Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of lease expense
	Year ended December 31,
	2021	2020	2019

Operating lease	$5,085	$4,544	$3,857
Short-term lease	264	34	131

Total lease expense	$5,085	$4,578	$3,988

Schedule of maturities of operating lease liabilities

2022	$5,704
2023	4,446
2024	4,015
2025	3,271
2026 and after	12,353

Total operating lease payments	$29,789

Less - imputed interest	2,831

Present value of lease liabilities	$26,958